Financial assets designated and otherwise mandatorily measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedules of financial investments

	2023	2022
	$m	$m
Treasury and other eligible bills	24,433	22,897
Debt securities	106,108	78,126
Equity securities	123,663	88,026
Trading securities	254,204	189,049
Loans and advances to banks[1]	9,761	8,769
Loans and advances to customers[1]	25,194	20,275
Year ended 31 Dec	289,159	218,093
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2023				2022¹
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,353	101,152	103,505	3,096	91,936	95,032
– treasury and other eligible bills	695	724	1,419	649	869	1,518
– debt securities	1,658	60,045	61,703	2,447	56,633	59,080
– equity securities	—	40,383	40,383	—	34,434	34,434
Loans and advances to banks and customers	371	5,495	5,866	—	3,455	3,455
Other	—	1,272	1,272	—	1,614	1,614
At 31 Dec	2,724	107,919	110,643	3,096	97,005	100,101
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.

Carrying amount of financial investments
	2023	2022¹
	$m	$m
Financial investments measured at fair value through other comprehensive income	294,437	255,660
– treasury and other eligible bills	102,438	86,749
– debt securities	190,119	167,107
– equity securities	1,447	1,696
– other instruments	433	108
Debt instruments measured at amortised cost	148,326	109,066
– treasury and other eligible bills	30,733	34,507
– debt securities	117,593	74,559
At 31 Dec	442,763	364,726
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.1	2.0	2.0	2.4
US Government agencies	3.6	3.1	3.3	3.0
US Government-sponsored agencies	1.0	2.6	2.1	1.8
UK Government	0.2	2.8	0.8	2.5
Hong Kong Government	1.0	1.4	1.6	—
Other governments	3.2	3.5	3.3	2.9
Asset-backed securities	1.4	6.6	4.8	5.3
Corporate debt and other securities	5.5	3.1	3.1	2.4

Debt securities measured at amortised cost
US Treasury	8.9	3.7	3.7	2.1
US Government agencies	7.9	7.8	5.8	4.5
US Government-sponsored agencies	2.3	3.7	3.4	2.9
UK Government	—	—	0.9	4.5
Hong Kong Government	—	2.6	—	—
Other governments	2.7	3.5	5.3	—
Asset-backed securities	4.7	—	7.7	—
Corporate debt and other securities	2.6	2.6	3.5	5.2

HSBC Holdings carrying amount of financial investments
	2023	2022
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	15,629	12,796
– debt securities	3,929	6,670
At 31 Dec	19,558	19,466

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	3.2	4.3	—	—